Finance Cost - Summary of Finance cost (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Finance cost [Abstract]
Convertible notes	$ 54	$ 780	$ 2,206
Leases	742	727	598
Borrowings	1,512	0
Accretion expenses arising from redeemable convertible preference shares	11,549	14,841	9,577
Others	52	98	105
Finance costs	$ 13,909	$ 16,446	$ 12,486